Supplement dated February 18, 2016
to the Prospectus and Statement of Additional Information (SAI), as supplemented of the following fund:
Fund	Prospectus & SAI Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Core Bond Fund	5/1/2015
Effective on May 1, 2016 (the Effective Date), the Fund’s name will change to Columbia Variable Portfolio - Long Government/Credit Bond Fund. Accordingly, effective on such date, all references in the prospectus and SAI to Columbia Variable Portfolio - Core Bond Fund are deleted and replaced with Columbia Variable Portfolio - Long Government/Credit Bond Fund. In addition, on the Effective Date, the following changes are hereby made in the Fund’s Prospectus:
As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund’s investments may include debt instruments of governments throughout the world (including the U.S., other developed markets, and emerging markets) as well as their agencies and instrumentalities, government-sponsored enterprises, states or other political subdivisions within the U.S. or its territories, sovereign and quasi-sovereign issuers, and non-governmental issuers (i.e., corporations or similar entities) throughout the world. The Fund may also invest in mortgage- and other asset backed securities.
Although the Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”), the Fund will primarily invest in investment grade securities. Investment grade is defined as rated (Baa3/BBB or higher) by at least two of the following rating agencies: Moody's, S&P and Fitch. If only two of the three rating agencies rate the security, the lower rating is issued to determine its eligibility. If only one of the three rating agencies rates a security, the rating must by investment-grade.
The Fund may invest up to 25% of its net assets in U.S. dollar-denominated foreign debt instruments, including those of foreign governments, non-governmental issuers or other entities, and up to 20% of its net assets in preferred stock.
Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be ten years or longer. The Fund may invest opportunistically in bonds with maturities lower than 10 years.
The Fund may invest in derivatives, including futures (including interest rate futures) for hedging, investment purposes and managing yield curve and duration, and swaps (including credit default swaps, credit default swap indexes and interest rate swaps) for hedging and investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity and other regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
C-1876-3 A (2/16)

Also as of the Effective Date, the following paragraph is hereby revised in the "Performance Information" section of the Fund's Summary:
Effective May 1, 2016, the Fund compares its performance to that of the Barclays U.S. Long Government/Credit Bond Index (the New Index). Prior to this date, the Fund compared its performance to that of the Barclays U.S. Government/Credit Bond Index (effective July 1, 2015) and prior to that to the Barclays U.S. Aggregate Bond Index (the Former Indexes). The Fund’s investment manager made this recommendation to the Fund’s Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance. Information on the New Index and the Former Indexes will be included for a one-year transition period. Thereafter, only the New Index will be included.
Additionally, on the Effective Date, the “Average Annual Total Returns” table within the “Performance Information” section of the Fund’s Summary is deleted in its entirety and replaced with the following:
Average Annual Total Returns (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	Life of Fund
Class 1	04/30/13	-0.07%	0.50%
Class 2	04/30/13	-0.22%	0.27%
Barclays U.S. Long Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		-3.30%	1.21%
Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		0.15%	0.96%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		0.55%	1.29%

The rest of the section remains the same.
As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund’s investments may include debt instruments of governments throughout the world (including the U.S., other developed markets, and emerging markets) as well as their agencies and instrumentalities, government-sponsored enterprises, states or other political subdivisions within the U.S. or its territories, sovereign and quasi-sovereign issuers, and non-governmental issuers (i.e., corporations or similar entities) throughout the world. The Fund may also invest in mortgage- and other asset backed securities.
Although the Fund may invest up to 20% of its net assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”), the Fund will primarily invest in investment grade securities. Investment grade is defined as rated (Baa3/BBB or higher) by at least two of the following rating agencies: Moody's, S&P and Fitch. If only two of the three rating agencies rate the security, the lower rating is issued to determine its eligibility. If only one of the three rating agencies rates a security, the rating must by investment-grade.
The Fund may invest up to 25% of its net assets in U.S. dollar-denominated foreign debt instruments, including those of foreign governments, non-governmental issuers or other entities, and up to 20% of its net assets in preferred stock.
Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be ten years or longer. The Fund may invest opportunistically in bonds with maturities lower than 10 years. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund may invest in derivatives, including futures (including interest rate futures) for hedging, investment purposes and managing yield curve and duration, and swaps (including credit default swaps, credit default swap indexes and interest rate swaps) for hedging and investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.

C-1876-3 A (2/16)

The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended (the 1933 Act), subject to liquidity and other regulatory restrictions.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio.
The selection of debt obligations is the primary decision in building the investment portfolio.
The Investment Manager, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Investment Manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities. The Investment Manager also considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
The Investment Manager may sell a security if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Additionally, shareholders will be given 60 days’ notice of any change to the Fund’s investment objective made to comply with the SEC rule governing investment company names.
Shareholders should retain this Supplement for future reference.
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C-1876-3 A (2/16)